Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year) (Details) - 401(k) Retirement Savings Account Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)
EIN	31-0345740
Plan number	010
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Current value	$ 11,335,117
EBP, Investment, Current Value, Type [Extensible Enumeration]	Kroger shares
Current Value	$ 1,512,735
Participant loans	157,103
Total assets	$ 13,004,955
Minimum
Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)
Interest rates for participants loans	4.25%
Maximum
Schedule H, Part IV, 4i - Schedule of Assets (Held at End of Year)
Interest rates for participants loans	11.00%